Summary of Significant Accounting Policies (Details 4) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amortized intangible assets:
Website	$ 146,862	$ 146,862	$ 116,057
Patents	341	341	341
Trademarks	3,830	3,830	3,830
Total intangible assets, gross	151,033	151,033	120,228
Accumulated Amortization	(122,754)	(120,179)	(116,919)
Total intangible assets, net	$ 28,279	$ 30,854	$ 3,309